INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

	At December 31,
(in millions of Euros)	2021	2020
Finished goods	225	149
Work in progress	551	280
Raw materials	226	118
Stores and supplies	95	80
Inventories write down	(47)	(45)
Total inventories	1,050	582